Offerings	Mar. 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Accumulation Unit (2)
Maximum Aggregate Offering Price	$ 2,700,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 372,870
Offering Note
* The securities are not issued in predetermined amounts or units, and the maximum aggregate offering price is estimated solely for purposes of determining the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(1) Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), this registration statement includes $3,300,000,000.00 in aggregate principal amount of unsold securities that were previously registered for sale under the Registrant’s registration statement on Form S-1 (File No. 333-285628), which was initially filed by the Registrant on March 7, 2025, and declared effective on May 1, 2025 (the “Prior Registration Statement”). The unsold securities previously registered for sale under the Prior Registration Statement remain registered and are being carried forward to this registration statement. Filing fees of $505,230.00 were previously paid in connection with these unsold securities. Pursuant to Rule 415(a)(6), the filing fee previously paid with respect to such unsold securities will continue to be applied to such unsold securities. The amount of the registration fee in the table above relates solely to the additional $2,700,000,000.00 in aggregate principal amount of accumulation units being registered hereunder. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
(2) Accumulation units are the securities issued by the Registrant to contract owners who are in the accumulation period of their variable annuity contract(s) issued by TIAA.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Accumulation Unit (2)
Maximum Aggregate Offering Price	$ 3,300,000,000
Carry Forward Form Type	S-1
Carry Forward File Number	333-285628
Carry Forward Initial Effective Date	May 01, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 505,230
Offering Note
* The securities are not issued in predetermined amounts or units, and the maximum aggregate offering price is estimated solely for purposes of determining the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(1) Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), this registration statement includes $3,300,000,000.00 in aggregate principal amount of unsold securities that were previously registered for sale under the Registrant’s registration statement on Form S-1 (File No. 333-285628), which was initially filed by the Registrant on March 7, 2025, and declared effective on May 1, 2025 (the “Prior Registration Statement”). The unsold securities previously registered for sale under the Prior Registration Statement remain registered and are being carried forward to this registration statement. Filing fees of $505,230.00 were previously paid in connection with these unsold securities. Pursuant to Rule 415(a)(6), the filing fee previously paid with respect to such unsold securities will continue to be applied to such unsold securities. The amount of the registration fee in the table above relates solely to the additional $2,700,000,000.00 in aggregate principal amount of accumulation units being registered hereunder. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
(2) Accumulation units are the securities issued by the Registrant to contract owners who are in the accumulation period of their variable annuity contract(s) issued by TIAA.